Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

12. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, net:

	As of December 31, 2016 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$30,497	$(13,178)	$(9,208)	$8,111
Computer software	7,113	(5,747)	—	1,366
Developed technologies	8,241	(872)	(7,369)	—
Trademarks and domain names	15,954	(5,523)	(9,758)	673
Cinema advertising slot rights	3,199	(2,625)	—	574
Others	6,054	(1,779)	(2,664)	1,611

Total	$71,058	$(29,724)	$(28,999)	$12,335

	As of December 31, 2015 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$26,869	$(9,517)	$(9,474)	$7,878
Computer software	6,902	(5,021)	—	1,881
Developed technologies	18,736	(3,111)	(12,334)	3,291
Trademarks and domain names	20,676	(5,988)	(11,747)	2,941
Cinema advertising slot rights	12,615	(8,721)	—	3,894
Others	19,468	(8,411)	(5,803)	5,254

Total	$105,266	$(40,769)	$(39,358)	$25,139

Amortization

Amortization expense for intangible assets was $41.4 million, $24.6 million and $12.4 million, respectively, for the years ended December 31, 2014, 2015 and 2016.

As of December 31, 2016, amortization expense of intangible assets for future years is expected to be as follows:

Amortization expense of intangible assets (in thousands)
2017	$5,272
2018	3,496
2019	1,630
2020	570
2021	554
Thereafter	813

Total expected amortization expense	$12,335

Impairment of Intangible Assets

In 2014, the Group recognized $20.2 million in losses for impairment of intangible assets, consisting primarily of a $15.3 million impairment loss for intangible assets related to RaidCall, as a result of the Group’s management’s assessment that the impairment existed based on its conclusion that RaidCall was unable to provide expected synergies with the Group’s online games business. The impaired intangible assets consisted primarily of domain names and computer software.

In 2015, the Group recognized $19.9 million in losses for impairment of intangible assets, primarily related to the Dolphin Browser operated by MoboTap and related license rights. In the year ended December 31, 2015, the financial performance of MoboTap was below original expectations, and Changyou’s management concluded that the Dolphin Browser was unable to provide expected synergies with Changyou’s platform channel business, and accordingly recognized an $8.9 million impairment loss for intangible assets. The impairment loss is recognized in the consolidated statements of comprehensive income under “goodwill impairment and impairment of intangibles as part of acquisition of a business.” The impaired intangible assets consisted of user base, technology, trademark and license rights,

In 2016, the Group recognized $0.4 million in losses for impairment of intangible assets, primarily related to the content of and license rights to the Group’s online games.